FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	$ 345,010	$ 404,805
Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value expected to be recovered or settled after 12 months	17,000	21,000
Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value expected to be recovered or settled after 12 months	8,000	8,000
Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	130,821	125,397
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	99,197	91,579
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	8,496	11,245
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	9,229	9,192
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	8,868	9,961
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	4,542	2,995
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	489	425
Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	118,142	159,617
Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	53,305	68,749
Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	33,241	50,890
Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	28,245	34,842
Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,414	2,358
Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,606	2,217
Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	21,839	24,659
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	60,080	80,364
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	765	631
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	8,860	23,297
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	5,804	6,751
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,585	1,527
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,028	831
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	21,303	20,731
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	14,366	17,619
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	5,874	8,561
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	495	418
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	8,844	8,258
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	2,686	1,150
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,310	485
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	4,849	6,624
Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Table]
Other non-financial assets measured at fair value	5,258	6,264
Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Table]
Other non-financial assets measured at fair value	26	246
Level 1
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	149,459	156,696
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	113,697	107,507
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	97,958	90,307
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	7,135	9,028
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	7,843	7,374
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	708	789
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	53	8
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	522	795
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	255	319
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 1 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	27,278	40,986
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	83	86
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	5,624	19,704
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	338	278
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	21,110	20,628
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	123	290
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	2,704	1,144
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	2,658	1,103
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	45	40
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 1 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Table]
Other non-financial assets measured at fair value	5,258	6,264
Level 1 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Table]
Other non-financial assets measured at fair value	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	187,905	239,831
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	14,825	15,553
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,090	1,101
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,351	2,207
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,364	1,794
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	7,604	8,356
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	3,099	1,860
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	317	236
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	116,479	157,068
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	53,043	68,424
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	32,747	50,353
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	27,861	33,990
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,179	2,008
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,590	2,211
Level 2 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	21,839	24,659
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	28,622	35,435
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	2	0
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	3,236	3,593
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	5,704	6,629
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	574	447
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	187	101
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	13,937	16,957
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	4,982	7,699
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	10
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	6,140	7,114
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	27	47
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,265	444
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	4,849	6,624
Level 2 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Table]
Other non-financial assets measured at fair value	0	0
Level 2 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Table]
Other non-financial assets measured at fair value	0	1
Level 3
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	7,645	8,278
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	800	700
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,600	1,500
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	100	100
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	900	1,200
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	2,299	2,337
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	149	171
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	10	10
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	21	23
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	556	817
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,443	1,134
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	120	181
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,140	1,754
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	7	5
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	494	537
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	384	853
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	236	350
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	16	6
Level 3 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	4,180	3,942
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	681	544
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	100	122
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,585	1,527
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	117	105
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	6	2
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	306	372
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	892	862
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	495	408
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
Level 3 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Table]
Other non-financial assets measured at fair value	0	0
Level 3 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Table]
Other non-financial assets measured at fair value	26	245
UBS AG
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	344,787	404,576
UBS AG | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value expected to be recovered or settled after 12 months	16,000	20,000
UBS AG | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value expected to be recovered or settled after 12 months	8,000	8,000
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	131,033	125,492
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	99,222	91,599
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	8,496	11,245
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	9,229	7,374
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	9,055	789
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	4,542	0
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	489	8
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	118,145	159,618
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	53,307	68,750
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	33,241	50,890
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	28,245	34,842
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,414	2,358
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,606	2,217
UBS AG | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	21,839	24,659
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	59,642	80,038
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	765	631
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	8,860	23,297
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	5,804	6,751
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,585	1,527
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	591	505
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	21,303	20,731
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	14,366	17,619
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	5,874	8,561
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	495	418
UBS AG | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	8,844	8,258
UBS AG | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	2,686	1,150
UBS AG | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,310	485
UBS AG | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	4,849	6,624
UBS AG | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Table]
Other non-financial assets measured at fair value	5,258	6,264
UBS AG | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Table]
Other non-financial assets measured at fair value	26	246
UBS AG | Level 1
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	149,484	156,716
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	113,722	107,526
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	97,983	90,327
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	7,135	9,028
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	7,843	1,794
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	708	8,432
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	1,860
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	53	236
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	522	795
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	255	319
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	27,278	40,986
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	83	86
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	5,624	19,704
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	338	278
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	21,110	20,628
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	123	290
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	2,704	1,144
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	2,658	1,103
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	45	40
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Table]
Other non-financial assets measured at fair value	5,258	6,264
UBS AG | Level 1 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Table]
Other non-financial assets measured at fair value	0	0
UBS AG | Level 2
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	187,658	239,583
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	15,012	15,630
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,090	1,101
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,351	2,207
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,364	23
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	7,791	817
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	3,099	1,134
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	317	181
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	116,482	157,069
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	53,046	68,425
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	32,747	50,353
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	27,861	33,990
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,179	2,008
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,590	2,211
UBS AG | Level 2 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	21,839	24,659
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	28,185	35,110
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	2	0
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	3,236	3,593
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	5,704	6,629
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	137	121
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	187	101
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	13,937	16,957
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	4,982	7,699
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	10
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	6,140	7,114
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	27	47
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,265	444
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	4,849	6,624
UBS AG | Level 2 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Table]
Other non-financial assets measured at fair value	0	0
UBS AG | Level 2 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Table]
Other non-financial assets measured at fair value	0	1
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	7,645	8,278
UBS AG | Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	800	700
UBS AG | Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,600	1,500
UBS AG | Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	100	100
UBS AG | Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	900	1,200
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	2,299	2,337
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	149	171
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	10	10
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	21	9,192
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	556	10,038
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,443	2,995
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	120	425
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,140	1,754
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	7	5
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	494	537
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	384	853
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	236	350
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	16	6
UBS AG | Level 3 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	4,180	3,942
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	681	544
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	100	122
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	1,585	1,527
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	117	105
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	6	2
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	306	372
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	892	862
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	495	408
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets measured at fair value	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Table]
Other non-financial assets measured at fair value	0	0
UBS AG | Level 3 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Table]
Other non-financial assets measured at fair value	$ 26	$ 245